Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000933691
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A